TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
TRADE ACCOUNTS RECEIVABLE
Schedule of Trade accounts receivable

	December 31,
	2020	2021
	RMB	RMB

Amounts due from third parties	22,473	30,159
Amounts due from Sinopec Group Company and fellow subsidiaries	12,045	2,199
Amounts due from associates and joint ventures	4,781	6,536
	39,299	38,894
Less: Loss allowance for ECLs	(3,860)	(4,033)
	35,439	34,861

Schedule of ageing analysis of trade accounts

	December 31,
	2020	2021
	RMB	RMB

Within one year	34,361	34,180
Between one and two years	931	442
Between two and three years	64	221
Over three years	83	18
	35,439	34,861

Schedule of analysis of Loss allowance for ECL's

	2019	2020	2021
	RMB	RMB	RMB

Balance as at January 1	606	1,848	3,860
Provision for the year	1,566	2,173	436
Written back for the year	(283)	(68)	(127)
Written off for the year	(41)	(23)	(30)
Others	—	(70)	(106)
Balance as at December 31	1,848	3,860	4,033